Revenues, Vessel Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Abstract]
Time charter revenues	$ 65,069,003	$ 97,515,511	$ 150,216,130
Total revenues	$ 65,069,003	$ 97,515,511	$ 150,216,130
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months